Accrued Expenses - Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Research and development	$ 384	$ 0	$ 153	$ 106
Payroll, bonus and other employee-related expenses	163	698	479	663
Professional services	614	563	565	314
Other	75	352	249	78
Total	$ 1,236	$ 1,613	$ 1,446	$ 1,161